Note 13 - Capital Stock, Treasury Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
13.	Capital Stock, Treasury Stock and Additional Paid-in Capital

The amounts shown in the accompanying consolidated balance sheets as additional paid-in capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.

On
March
22,
2010,
the Company’s Board of Directors adopted a new stock repurchase plan for up to
$15,000,000
to be used for repurchasing the Company’s common shares. For the year ended
December
31,
2010,
the Company completed the repurchase of
1,205,229
 shares paying an average price per share of
$5.21.
These shares were cancelled and removed from the Company’s capital stock. During the year ended
December
31,
2011,
the Company completed the repurchase of additional
551,646
 shares paying an average price per share of
$4.05.
These shares are held as treasury stock by the Company.
No
shares were repurchased during the years ended
December
31,
2012
and
2013.

On
April 30, 2013,
the Company completed a follow-on public offering of
11,500,000
 shares of common stock, par value of
$0.01,
for
$10.00
per share. The gross proceeds from the offering amounted to
$115,000,000,
while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to
$109,119,029.

On
February 14, 2014,
the Company completed an underwritten registered offering of
3,398,558
 shares of common stock, par value of
$0.01,
for
$9.71
per share. The gross proceeds from the offering amounted to
$32,999,998,
while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to
$31,937,044.

On
May 7, 2014,
the Company completed an underwritten registered offering of
4,476,195
 shares of common stock, par value of
$0.01,
for
$10.50
per share. The gross proceeds from the offering amounted to
$47,000,047,
while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to
$46,294,133.

On
August 12, 2014,
the Company completed an underwritten registered offering of
3,500,000
 shares of common stock, par value of
$0.01,
for
$10.00
per share. The gross proceeds from the offering amounted to
$35,000,000,
while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to
$34,071,501.

On
November
26,
2014,
the Company’s Board of Directors adopted a new stock repurchase plan for up to
$10,000,000
to be used for repurchasing the Company’s common shares. For the year ended
December
31,
2014,
the Company completed the repurchase of
843,022
 shares paying an average price per share of
$6.30.
These shares are held as treasury stock by the Company.

On
February
26,
2015,
the Company’s Board of Directors approved the extension of the existing stock repurchase plan for an additional amount of
$20,000,000
to be used for repurchasing the Company’s common shares. For the year ended
December
31,
2015,
the Company completed the repurchase of
2,372,097
 shares paying an average price per share of
$5.46.
For the year ended
December
31,
2016,
the Company completed the repurchase of an additional
657,113
 shares paying an average price per share of
$3.10.
These shares are held as treasury stock by the Company. For the year ended
December
31,
2017,
the Company has
not
made any repurchase of its common shares.